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Schedules of Investments
(unaudited)
Foreign Smaller Companies Series 2
International Equity Series 5
Notes to Schedules of Investments 8

Templeton Institutional Funds
Schedule of Investments (unaudited), March 31, 2026
Foreign Smaller Companies Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 98.1%
Austria 2.6%
DO & CO AG ................... Commercial Services & Supplies 1,267 $ 237,243
SBO AG ....................... Energy Equipment & Services 5,904 247,336
484,579
Bahamas 1.9%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 15,989 366,947
Brazil 3.3%
Arcos Dorados Holdings, Inc. , A ..... Hotels, Restaurants & Leisure 39,543 326,230
a
Dexco SA ...................... Paper & Forest Products 331,144 301,107
627,337
Canada 5.2%
a
Athabasca Oil Corp. .............. Oil, Gas & Consumable Fuels 54,100 437,513
Canaccord Genuity Group, Inc. ...... Capital Markets 63,600 544,516
982,029
China 1.6%
b
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 538,000 295,639
France 1.9%
Mersen SA ..................... Electrical Equipment 13,792 360,355
Germany 3.4%
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 8,294 278,983
a,b
Montana Aerospace AG , 144A , Reg S . Aerospace & Defense 10,939 359,073
638,056
Hong Kong 4.9%
Luk Fook Holdings International Ltd. .. Specialty Retail 82,000 243,034
Techtronic Industries Co. Ltd. ....... Machinery 29,000 385,127
VTech Holdings Ltd. .............. Communications Equipment 40,300 305,146
933,307
Indonesia 1.6%
Avia Avian Tbk. PT ............... Chemicals 13,723,300 296,430
Ireland 1.9%
Uniphar plc ..................... Health Care Providers & Services 80,878 360,922
Israel 1.3%
a
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 4,318 243,525
Italy 8.5%
b
Carel Industries SpA , 144A , Reg S ... Building Products 6,729 171,499
c
Ferretti SpA .................... Leisure Products 88,656 414,459
Interpump Group SpA ............. Machinery 6,654 254,055
LU-VE SpA ..................... Building Products 3,203 145,681
c
Sanlorenzo SpA ................. Leisure Products 5,596 201,344
b
Technogym SpA , 144A , Reg S ...... Leisure Products 20,955 423,283
1,610,321
Japan 16.5%
Aica Kogyo Co. Ltd. .............. Chemicals 10,400 238,544
Anicom Holdings, Inc. ............. Insurance 34,000 298,775
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 10,200 274,228

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
IDOM, Inc. ..................... Specialty Retail 23,800 $ 190,967
Kaneka Corp. ................... Chemicals 10,500 321,398
Morinaga & Co. Ltd. .............. Food Products 17,300 295,349
Nichiha Corp. ................... Building Products 12,500 258,281
Nihon M&A Center Holdings, Inc. .... Capital Markets 49,900 202,053
Nissei ASB Machine Co. Ltd. ........ Machinery 8,100 387,616
Qol Holdings Co. Ltd. ............. Consumer Staples Distribution & Retail 13,500 159,597
Raito Kogyo Co. Ltd. .............. Construction & Engineering 11,600 284,870
Roland Corp. ................... Leisure Products 8,400 206,231
3,117,909
Mexico 1.6%
Bolsa Mexicana de Valores SAB de CV Capital Markets 144,800 306,356
New Zealand 1.5%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 55,247 281,919
Norway 2.3%
TGS ASA ...................... Energy Equipment & Services 32,416 439,005
Philippines 2.8%
Century Pacific Food, Inc. .......... Food Products 576,800 332,313
Puregold Price Club, Inc. ........... Consumer Staples Distribution & Retail 303,200 204,629
536,942
Singapore 1.1%
Stoneweg Europe Stapled Trust ..... Diversified REITs 121,600 207,851
South Korea 9.7%
BNK Financial Group, Inc. .......... Banks 20,486 248,449
iM Financial Group Co. Ltd. ......... Banks 14,427 162,417
InBody Co. Ltd. .................. Health Care Equipment & Supplies 14,121 261,251
ISC Co. Ltd. .................... Semiconductors & Semiconductor Equipment 2,984 479,446
NongShim Co. Ltd. ............... Food Products 1,067 261,299
Soulbrain Co. Ltd. ................ Chemicals 1,733 428,882
1,841,744
Sweden 1.1%
Rvrc Holding AB ................. Specialty Retail 29,441 206,535
Switzerland 3.2%
b
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 1,780 336,391
a,c
Siegfried Holding AG .............. Life Sciences Tools & Services 2,900 275,098
611,489
Taiwan 3.3%
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 93,000 206,828
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 39,000 425,995
632,823
Thailand 0.5%
I-TAIL Corp. PCL ................. Food Products 189,000 90,546
United Kingdom 13.7%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 180,551 193,684
Fevertree Drinks plc .............. Beverages 17,915 180,688
Johnson Service Group plc ......... Commercial Services & Supplies 106,404 179,707

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 11 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Man Group plc .................. Capital Markets 140,298 $ 472,316
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 7,298 231,831
Rathbones Group plc ............. Capital Markets 15,794 420,324
Savills plc ...................... Real Estate Management & Development 28,650 312,470
Vesuvius plc .................... Machinery 48,011 252,410
a,b
Watches of Switzerland Group plc , 144A Specialty Retail 58,204 348,930
2,592,360
United States 2.7%
Axis Capital Holdings Ltd. .......... Insurance 1,627 164,994
a,c
IMAX Corp. ..................... Entertainment 9,071 344,789
509,783
Total Common Stocks (Cost $ 12,898,902 ) ......................................
18,574,709
Short Term Investments 1.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.0%
†
United States 0.0%
†
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 632 632
Total Money Market Funds (Cost $ 632 ) .........................................
632
Investments from Cash Collateral Received for Loaned
Securities 1.9%
Money Market Funds 1.9%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 360,750 360,750
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 360,750 ) ...................................................................
360,750
a a a a a
Total Short Term Investments (Cost $ 361,382 ) ..................................
361,382
a a a
Total Investments (Cost $ 13,260,284 ) 100.0% ...................................
$18,936,091
Other Assets, less Liabilities (0.0) %
†
...........................................
(10,783)
Net Assets 100.0% ...........................................................
$18,925,308
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $1,934,815, representing 10.2% of net assets.
c
A portion or all of the security is on loan at March 31, 2026.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Schedule of Investments (unaudited), March 31, 2026
International Equity Series
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 92.6%
Canada 3.6%
Manulife Financial Corp. ........... Insurance 27,500 $ 947,308
Royal Bank of Canada ............ Banks 8,000 1,293,250
2,240,558
China 5.9%
Alibaba Group Holding Ltd. ......... Broadline Retail 59,800 937,334
BYD Co. Ltd. , H ................. Automobiles 70,000 956,994
JD.com, Inc. , ADR ................ Broadline Retail 33,239 982,877
Tencent Holdings Ltd. ............. Interactive Media & Services 12,600 794,712
3,671,917
Denmark 0.8%
Novo Nordisk A/S , B .............. Pharmaceuticals 13,589 497,283
France 6.3%
Cie de Saint-Gobain SA ........... Building Products 11,164 924,317
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 1,412 771,869
Veolia Environnement SA .......... Multi-Utilities 29,716 1,131,764
Vinci SA ....................... Construction & Engineering 7,124 1,069,307
3,897,257
Germany 7.1%
adidas AG ...................... Textiles, Apparel & Luxury Goods 5,933 960,296
Daimler Truck Holding AG .......... Machinery 17,978 885,341
Deutsche Telekom AG ............. Diversified Telecommunication Services 28,181 1,051,807
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 20,057 909,909
Siemens Energy AG .............. Electrical Equipment 3,513 605,815
4,413,168
Hong Kong 1.9%
AIA Group Ltd. .................. Insurance 103,800 1,153,356
India 4.8%
HDFC Bank Ltd. ................. Banks 172,973 1,354,905
a
Hemisphere Properties India Ltd. .... Real Estate Management & Development 1,375,460 1,641,895
2,996,800
Japan 10.9%
Daiwa Securities Group, Inc. ........ Capital Markets 86,100 815,831
Ebara Corp. .................... Machinery 47,700 1,350,298
Japan Post Bank Co. Ltd. .......... Banks 58,000 945,993
Mitsubishi Electric Corp. ........... Electrical Equipment 47,058 1,539,131
Mizuho Financial Group, Inc. ........ Banks 16,300 659,885
Toyota Motor Corp. , ADR .......... Automobiles 6,800 1,401,412
6,712,550
Netherlands 7.9%
Akzo Nobel NV .................. Chemicals 15,383 884,297
b
Euronext NV , 144A , Reg S ......... Capital Markets 7,799 1,252,378
Heineken NV ................... Beverages 15,266 1,174,235
ING Groep NV .................. Banks 59,996 1,557,297
4,868,207
Norway 2.1%
Norsk Hydro ASA ................ Metals & Mining 120,010 1,279,114
Portugal 1.1%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 27,967 670,581

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 3.6%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 18,973 $ 2,219,109
Sweden 1.4%
Securitas AB , B .................. Commercial Services & Supplies 50,434 844,665
Switzerland 1.8%
UBS Group AG .................. Capital Markets 29,052 1,135,062
Taiwan 3.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 39,298 2,272,781
United Kingdom 15.5%
AstraZeneca plc ................. Pharmaceuticals 14,077 2,752,616
Barratt Redrow plc ............... Household Durables 156,908 545,739
Diageo plc , ADR ................. Beverages 7,600 565,820
JD Sports Fashion plc ............. Specialty Retail 706,727 670,302
Lloyds Banking Group plc .......... Banks 477,290 591,570
SSE plc ....................... Electric Utilities 58,631 2,026,792
Standard Chartered plc ............ Banks 56,437 1,176,139
Unilever plc ..................... Personal Care Products 23,080 1,267,078
9,596,056
United States 14.2%
BP plc ......................... Oil, Gas & Consumable Fuels 280,646 2,196,561
CNH Industrial NV ................ Machinery 89,733 987,063
CRH plc ....................... Construction Materials 12,228 1,279,300
Sanofi SA ...................... Pharmaceuticals 15,875 1,533,046
Shell plc ....................... Oil, Gas & Consumable Fuels 37,071 1,716,945
Smurfit Westrock plc .............. Containers & Packaging 26,232 1,050,802
8,763,717
Total Common Stocks (Cost $ 40,695,938 ) ......................................
57,232,181
Short Term Investments 0.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.6%
United States 0.6%
c,d
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 366,673 366,673
Total Money Market Funds (Cost $ 366,673 ) .....................................
366,673
a a a a a
Total Short Term Investments (Cost $ 366,673 ) ..................................
366,673
a a a
Total Investments (Cost $ 41,062,611 ) 93.2% ....................................
$57,598,854
Other Assets, less Liabilities 6.8% .............................................
4,210,804
Net Assets 100.0% ...........................................................
$61,809,658
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the value of this security was
$1,252,378, representing 2.0% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following futures contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 27 $ 3,916,485 6/19/26 $ 11,291
Total Futures Contracts ...................................................................... $11,291
*
As of period end.
See Abbreviations on page 11 .

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2026, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $— $40,444 $(39,812) $— $— $632 632 $4
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $— $1,141,375 $(780,625) $— $— $360,750 360,750 $2,480
Total Affiliated Securities ... $— $1,181,819 $(820,437) $— $— $361,382 $2,484
International Equity Series
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $695,616 $7,205,775 $(7,534,718) $— $— $366,673 366,673 $11,888
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $2,933,669 $3,862,203 $(6,795,872) $— $— $— — $8,530
Total Affiliated Securities ... $3,629,285 $11,067,978 $(14,330,590) $— $— $366,673 $20,418
2. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
a
Common Stocks :
Austria ............................... $ 237,243 $ 247,336 $ — $ 484,579
Bahamas ............................. 366,947 — — 366,947
Brazil ................................ 627,337 — — 627,337
Canada .............................. 982,029 — — 982,029
China ............................... — 295,639 — 295,639
France ............................... — 360,355 — 360,355
Germany ............................. — 638,056 — 638,056
Hong Kong ........................... 243,034 690,273 — 933,307
Indonesia ............................ — 296,430 — 296,430
Ireland ............................... — 360,922 — 360,922
Israel ................................ — 243,525 — 243,525
Italy ................................. 317,180 1,293,141 — 1,610,321
Japan ............................... — 3,117,909 — 3,117,909
Mexico .............................. 306,356 — — 306,356
New Zealand .......................... 281,919 — — 281,919
Norway .............................. — 439,005 — 439,005
Philippines ............................ 536,942 — — 536,942
Singapore ............................ — 207,851 — 207,851
South Korea .......................... — 1,841,744 — 1,841,744
Sweden .............................. — 206,535 — 206,535
Switzerland ........................... — 611,489 — 611,489
Taiwan ............................... — 632,823 — 632,823
Thailand ............................. 90,546 — — 90,546
United Kingdom ........................ 1,157,106 1,435,254 — 2,592,360
United States .......................... 509,783 — — 509,783
Short Term Investments ................... 361,382 — — 361,382
Total Investments in Securities ........... $6,017,804 $12,918,287
b
$— $18,936,091
International Equity Series
Assets:
Investments in Securities:
a
Common Stocks :
Canada .............................. 2,240,558 — — 2,240,558
China ............................... 982,877 2,689,040 — 3,671,917
Denmark ............................. — 497,283 — 497,283
France ............................... — 3,897,257 — 3,897,257

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Germany ............................. $ — $ 4,413,168 $ — $ 4,413,168
Hong Kong ........................... — 1,153,356 — 1,153,356
India ................................ — 2,996,800 — 2,996,800
Japan ............................... 1,401,412 5,311,138 — 6,712,550
Netherlands ........................... — 4,868,207 — 4,868,207
Norway .............................. — 1,279,114 — 1,279,114
Portugal .............................. — 670,581 — 670,581
South Korea .......................... — 2,219,109 — 2,219,109
Sweden .............................. — 844,665 — 844,665
Switzerland ........................... 1,135,062 — — 1,135,062
Taiwan ............................... — 2,272,781 — 2,272,781
United Kingdom ........................ 565,820 9,030,236 — 9,596,056
United States .......................... 987,063 7,776,654 — 8,763,717
Short Term Investments ................... 366,673 — — 366,673
Total Investments in Securities ........... $7,679,465 $49,919,389
c
$— $57,598,854
Other Financial Instruments:
Futures Contracts ....................... $11,291 $— $— $11,291
Total Other Financial Instruments ......... $11,291 $— $— $11,291
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $12,918,287, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $49,919,389, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Index
EAFE
Europe, Australasia and the Far East
MSCI
Morgan Stanley Capital International
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.